Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 1,442,460	$ 1,202,108
Ireland
Segment Reporting Information [Line Items]
Assets	581,568	476,159
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	321,661	236,305
United States
Segment Reporting Information [Line Items]
Assets	486,232	437,756
Other
Segment Reporting Information [Line Items]
Assets	$ 52,999	$ 51,888